Offerings - Offering: 1	May 27, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, to be issued under the Cytokinetics, Incorporated Amended and Restated 2015 Employee Stock Purchase Plan (the "Plan")
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	77.75
Maximum Aggregate Offering Price	$ 77,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,737.27
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), also covers any additional shares of Common Stock, par value of $0.001 per share ("Common Stock") of Cytokinetics, Incorporated in respect of the securities identified in the above table that may become issuable through the Plan as a result of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for the purpose of determining the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act. The proposed maximum offering price per share, maximum aggregate offering price and registration fee are based on a price of $77.75 per share of Common Stock, which price is based upon the average of the high and low sales prices of the Common Stock as reported on The Nasdaq Global Select Market on May 22, 2026.